Investment in Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 35,291	¥ 69,265	¥ 38,340
Operating lease contracts, non- cancelable lease terms	17 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 18,908	16,261	19,572
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 16,383	¥ 53,004	¥ 18,768